Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Parenthetical) (Detail)	1 Months Ended		12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 09, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis		Euribor 3M
Long-term debt interest rate	2.50%		6.308%
Long-term debt interest rate spread	2.50%	2.95%			2.50%
Long-term debt maturity	March 31, 2027	December 31, 2028
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis			Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate			2.50%	2.50%
Long-term debt maturity			July 2025	July 2025
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate			2.30%	2.30%
Long-term debt maturity			January 2026	January 2026
1.5% fixed long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate			1.50%	1.50%
Long-term debt maturity			September 2027	September 2027
0.21% fixed long-term debt with final payment due December 2034 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate			0.21%	0.21%
Long-term debt maturity			December 2034	December 2034
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis			Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate			80.00%	80.00%
Long-term debt interest rate spread			0.95%	0.95%
Long-term debt maturity			January 2035	January 2035
Three-month Euribor (360) plus 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis			Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread			2.00%	2.00%
Long-term debt maturity			December 2027	December 2027
Three-month Euribor (360) plus a 2.95% spread long-term debt with final payment due December 2028
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis			Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate			2.95%	2.95%
Long-term debt maturity			December 2028	December 2028
2.5% Fixed rate long-term debt to majority shareholder with final payment due March 2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate			2.50%	2.50%
Long-term debt maturity			March 2027	March 2027